EMPLOYEE BENEFIT PLANS (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred Compensation Plan [Member] | Director [Member]
Defined Benefit Plan Disclosure [Line Items]
Deferred Compensation Arrangement with Individual, Recorded Liability	$ 6,586	$ 6,487
Deferred Compensation Arrangement with Individual, Compensation Expense	715	722	853
Deferred Compensation Arrangement With Individual Description Of Variable Rate Basis	Wall street journal prime rate plus three percent
Deferred Profit Sharing [Member] | Employee [Member]
Defined Benefit Plan Disclosure [Line Items]
Deferred Compensation Arrangement with Individual, Employer Contribution	1,023	1,596	1,019
Non Qualified Salary Continuations Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Deferred Compensation Arrangement with Individual, Recorded Liability	56	49
Non Qualified Salary Continuations Plan [Member] | Officer [Member]
Defined Benefit Plan Disclosure [Line Items]
Premium Amount Of Life Insurance Policy	$ 986	$ 975